Going Concern Uncertainty, Financial Conditions and Management’s Plans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Going Concern Uncertainty, Financial Conditions and Management’s Plans (Details) [Line Items]
Raised common stock amount		$ 110,000	$ 10,308,000	$ 537,850
Convertible notes			4,900,000
Cash for operating activities	(1,631,300)	(466,223)	(5,600,512)	(3,749,621)
Net loss	(2,152,305)	(1,046,927)	(12,859,643)	(11,815,907)
Accumulated deficit	30,741,142		28,588,837
Incurred net loss	2,152,305
Common Stock [Member]
Going Concern Uncertainty, Financial Conditions and Management’s Plans (Details) [Line Items]
Raised common stock amount			10,548,535
Net loss